Current Assets - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2022
Current Assets Cash And Cash Equivalents [Abstract]
Current Assets - Cash and Cash Equivalents

Note 15. Current Assets – Cash and Cash Equivalents

	June 30, 2022	June 30, 2021

	US$	US$
Cash at bank and in hand	11,853,883	15,538,510
Short-term deposits	32,777,410	102,654,667
Total cash and cash equivalents	44,631,293	118,193,177

Cash at bank earns interest at floating rates based on daily bank deposit rates. The carrying amounts of cash and cash equivalents represent fair value.

Short term‑deposits are with two major Australian banks and are made for varying periods of between 30 and 90 days, depending on the immediate cash requirements of the Group, and earn interest at a fixed rate for the respective short‑term deposit periods. At year end, the average rate was 0.43% (2021: 0.24%, 2020: 1.01%).

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